Long-Term Debt - Narrative (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Aug. 31, 2024 CAD ($)	Jul. 31, 2024 CAD ($)	Jun. 30, 2024 CAD ($)	May 31, 2024 CAD ($)	May 31, 2024 USD ($)	Apr. 30, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Debt Instrument [Line Items]
Short-form base shelf prospectus, life	25 months
Short-form base shelf prospectus, principal amount, up to	$ 2,000	$ 2,000
ATM Program, principal amount, maximum	500	500
ATM Program, remaining amount available	500	500
Short-form base shelf prospectus, remaining amount available	1,500	1,500
Maximum borrowing capacity	6,342	6,342									$ 6,176
Unsecured committed revolving credit facilities | FortisBC Energy
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 900	$ 700
Unsecured committed revolving credit facilities | FortisBC Electric
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 200		$ 150
Unsecured committed revolving credit facilities | Fortis
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 1,300
Unsecured non-revolving facility | Fortis
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 500
Line of credit outstanding			$ 250
Operating credit facility | Newfoundland Power
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 130	$ 100
Consolidated credit facilities
Debt Instrument [Line Items]
Maximum borrowing capacity	6,300	$ 6,300
No one bank | Bank concentration risk | Credit facility
Debt Instrument [Line Items]
Concentration risk percentage		20.00%
Committed facilities, maturing 2024 through 2029
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 5,800	$ 5,800
Maximum
Debt Instrument [Line Items]
Debt to capital restriction on dividends	0.65	0.65	0.65